Consolidated Statements of Changes in Equity - USD ($)	Total	Share capital	Contributed surplus	Conversion options	Deficit	Cumulative translation adjustment
Number of shares outstanding at beginning of period (in shares) at Dec. 31, 2020		110,551,314
Beginning balance at Dec. 31, 2020	$ (95,625,929)	$ 32,562,541	$ 0	$ 1,472,520	$ (126,430,406)	$ (3,230,584)
Transfer from share-based compensation liability	130,276,188		130,276,188
Transfer of retractable common shares from liability (in shares)		17,994,857
Transfer of retractable common shares from liability (in shares)	29,072,804	$ 29,072,804
Share-based compensation	14,930,617		14,930,617
Shares issued pursuant to exercise of stock options (in shares)		1,505,110
Shares issued pursuant to exercise of stock options and warrants	1,124,940	$ 23,693,949	(22,569,009)
Issuance of shares though "at-the-market" equity program	0
Issuance of shares through private placement (in shares)		20,040,200
Issuance of shares through private placement	196,255,491	$ 196,255,491
Redemption of conversion option on convertible debt instruments	(1,472,520)			(1,472,520)
Issuance of shares upon business combination transaction (in shares)		39,911,231
Issuance of shares upon business combination transaction	137,124,375	$ 137,124,375
Net earnings (loss)	(43,325,320)				(43,325,320)
Other comprehensive income (loss)
Foreign currency translation adjustment	321,188					321,188
Number of shares outstanding at end of period (in shares) at Dec. 31, 2021		190,002,712
Ending balance at Dec. 31, 2021	368,681,834	$ 418,709,160	122,637,796	0	(169,755,726)	(2,909,396)
Transfer from share-based compensation liability	130,276,188
Share-based compensation	12,349,758		12,349,758
Shares issued pursuant to exercise of stock options (in shares)		45,421
Shares issued pursuant to exercise of stock options and warrants	3,798	$ 625,688	(621,890)
Issuance of shares though "at-the-market" equity program (in shares)		8,346,789
Issuance of shares though "at-the-market" equity program	29,351,308	$ 29,351,308
Issuance of shares though the December 2022 Offering (in shares)		19,685,040
Issuance of shares though the December 2022 Offering	27,264,038	$ 27,264,038
Net earnings (loss)	17,775,766				17,775,766
Other comprehensive income (loss)
Foreign currency translation adjustment	(18,309,729)					(18,309,729)
Number of shares outstanding at end of period (in shares) at Dec. 31, 2022		218,079,962
Ending balance at Dec. 31, 2022	$ 437,116,773	$ 475,950,194	$ 134,365,664	$ 0	$ (151,979,960)	$ (21,219,125)